Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Intangible assets, net	$ 7,798	$ 6,908
Property, plant and equipment, net	3,226	2,847
Right of use assets, net	2,346	792
Investment in Honduras joint venture	583	561
Contract costs, net	26	12
Deferred tax assets	167	153
Other non-current assets	123	84
TOTAL NON-CURRENT ASSETS	14,270	11,357
CURRENT ASSETS
Inventories	70	44
Trade receivables, net	527	390
Contract assets, net	88	77
Amounts due from non-controlling interests, associates and joint ventures	22	15
Derivative financial instruments	0	0
Prepayments	110	94
Accrued income	150	87
Current income tax assets	182	109
Supplier advances for capital expenditure	36	16
Other current assets	196	166
Restricted cash	50	57
Cash and cash equivalents	1,552	699
TOTAL CURRENT ASSETS	2,982	1,753
Assets held for sale	1	627
TOTAL ASSETS	17,253	13,737
EQUITY
Share capital and premium	1,290	1,322
Treasury shares	(52)	(43)
Other reserves	(689)	(531)
Retained profits	1,775	2,628
Net profit for the year attributable to owners of the Company	1,316	253
Equity attributable to owners of the Company	3,640	3,628
Non-controlling interests	(20)	(54)
TOTAL EQUITY	3,621	3,574
NON-CURRENT LIABILITIES
Debt and financing	6,556	5,533
Lease liabilities	2,293	798
Derivative financial instruments	9	59
Amounts due to non-controlling interests, associates and joint ventures	85	34
Payables and accruals for capital expenditure	758	194
Provisions and other non-current liabilities	390	283
Deferred tax liabilities	149	149
TOTAL NON-CURRENT LIABILITIES	10,240	7,050
CURRENT LIABILITIES
Debt and financing	329	282
Lease liabilities	293	156
Derivative financial instruments	14	0
Payables and accruals for capital expenditure	440	305
Other trade payables	491	300
Amounts due to non-controlling interests, associates and joint ventures	112	105
Accrued interest and other expenses	538	421
Current income tax liabilities	142	122
Contract liabilities	144	121
Dividend payable	424	172
Provisions and other current liabilities	464	421
TOTAL CURRENT LIABILITIES	3,392	2,404
Liabilities directly associated with assets held for sale	0	709
TOTAL LIABILITIES	13,633	10,163
TOTAL EQUITY AND LIABILITIES	$ 17,253	$ 13,737